SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred offering costs (Details) - Aldel Financial Inc. - USD ($)			9 Months Ended
	Apr. 12, 2021	Dec. 31, 2020	Sep. 30, 2021
Sale of units (in shares)	2,000	1,500,000
Common shares, par value		$ 0.0001
Number of shares per warrant		1
Price of warrants		$ 10.00
Class A Common Stock
Offering costs			$ 1,548,743
Underwriting fees			$ 1,000,000
Sale of units (in shares)			57,500
Number of shares per unit	1		1
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Number of Warrants Issued Per Unit			0.5
Number of shares per warrant			1
Price of warrants			$ 11.50